CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	2,222,498	$65,741,491
Verizon Communications Inc.	1,435,332	82,502,883

Total Diversified Telecommunication Services		148,244,374

Entertainment - 1.4%
Walt Disney Co.	775,455	90,681,708

Interactive Media & Services - 6.5%
Alphabet Inc., Class A Shares	62,393	92,837,664	*
Alphabet Inc., Class C Shares	64,493	95,640,539	*
Facebook Inc., Class A Shares	743,823	188,685,581	*
Pinterest Inc., Class A Shares	1,251,142	42,901,659	*

Total Interactive Media & Services		420,065,443

Media - 2.9%
Comcast Corp., Class A Shares	4,347,685	186,080,918

Wireless Telecommunication Services - 0.9%
T-Mobile US Inc.	575,847	61,834,451	*

TOTAL COMMUNICATION SERVICES		906,906,894

CONSUMER DISCRETIONARY - 8.1%
Household Durables - 0.1%
Toll Brothers Inc.	180,926	6,911,373

Internet & Direct Marketing Retail - 3.8%
Amazon.com Inc.	77,828	246,300,715	*

Specialty Retail - 4.2%
Home Depot Inc.	667,809	177,296,611
TJX Cos. Inc.	1,728,649	89,872,462

Total Specialty Retail		267,169,073

TOTAL CONSUMER DISCRETIONARY		520,381,161

CONSUMER STAPLES - 6.5%
Beverages - 2.0%
Coca-Cola Co.	1,132,139	53,482,246
PepsiCo Inc.	537,138	73,942,417

Total Beverages		127,424,663

Food & Staples Retailing - 2.1%
Walmart Inc.	1,056,237	136,677,068

Food Products - 0.9%
Mondelez International Inc., Class A Shares	1,052,992	58,430,526

Household Products - 1.5%
Procter & Gamble Co.	754,749	98,962,689

TOTAL CONSUMER STAPLES		421,494,946

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2020 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	835,484	$70,130,527
Exxon Mobil Corp.	1,141,966	48,053,929
Kinder Morgan Inc.	2,693,127	37,973,091
Pioneer Natural Resources Co.	287,679	27,881,849

TOTAL ENERGY		184,039,396

FINANCIALS - 9.7%
Banks - 4.2%
Bank of America Corp.	2,853,352	70,991,398
JPMorgan Chase & Co.	1,759,561	170,043,975
US Bancorp	863,738	31,820,108

Total Banks		272,855,481

Capital Markets - 0.7%
CME Group Inc.	287,037	47,699,809

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class A Shares	670	196,732,770	*

Insurance - 1.7%
American International Group Inc.	586,857	18,861,584
Travelers Cos. Inc.	805,113	92,121,029

Total Insurance		110,982,613

TOTAL FINANCIALS		628,270,673

HEALTH CARE - 13.6%
Biotechnology - 0.5%
Amgen Inc.	136,137	33,308,640

Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co.	253,773	71,396,496
Medtronic PLC	933,694	90,082,797

Total Health Care Equipment & Supplies		161,479,293

Health Care Providers & Services - 2.6%
CVS Health Corp.	522,289	32,872,870
UnitedHealth Group Inc.	442,672	134,032,228

Total Health Care Providers & Services		166,905,098

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific Inc.	341,043	141,174,750

Pharmaceuticals - 5.8%
Johnson & Johnson	997,486	145,393,559
Merck & Co. Inc.	1,744,524	139,980,606
Pfizer Inc.	2,430,640	93,531,027

Total Pharmaceuticals		378,905,192

TOTAL HEALTH CARE		881,772,973

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2020 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.6%
Raytheon Technologies Corp.	1,787,205	$101,298,780

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	682,542	97,439,696

Commercial Services & Supplies - 1.2%
Waste Management Inc.	710,855	77,909,708

Industrial Conglomerates - 2.4%
3M Co.	247,063	37,175,569
Honeywell International Inc.	809,064	120,849,890

Total Industrial Conglomerates		158,025,459

Machinery - 0.3%
Otis Worldwide Corp.	298,054	18,699,908

Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	146,728	40,376,611

TOTAL INDUSTRIALS		493,750,162

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.0%
Arista Networks Inc.	147,323	38,270,096	*
Cisco Systems Inc.	531,607	25,038,689

Total Communications Equipment		63,308,785

IT Services - 6.7%
Automatic Data Processing Inc.	627,092	83,346,798
Cognizant Technology Solutions Corp., Class A Shares	595,910	40,712,571
Fidelity National Information Services Inc.	342,159	50,061,283
International Business Machines Corp.	501,455	61,648,878
Visa Inc., Class A Shares	1,052,642	200,423,037

Total IT Services		436,192,567

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV, Registered Shares	160,289	56,697,425
Texas Instruments Inc.	252,414	32,195,406

Total Semiconductors & Semiconductor Equipment		88,892,831

Software - 11.7%
Adobe Inc.	396,837	176,322,616	*
Microsoft Corp.	2,389,363	489,843,309
Oracle Corp.	310,005	17,189,777
salesforce.com Inc.	384,540	74,927,619	*

Total Software		758,283,321

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	910,453	386,978,943

TOTAL INFORMATION TECHNOLOGY		1,733,656,447

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2020 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
MATERIALS - 6.7%
Chemicals - 5.4%
Air Products & Chemicals Inc.		414,279	$118,744,790
Ecolab Inc.		363,257	67,958,119
PPG Industries Inc.		1,020,236	109,828,405
Sherwin-Williams Co.		84,291	54,613,825

Total Chemicals			351,145,139

Construction Materials - 0.5%
Vulcan Materials Co.		257,333	30,216,041

Containers & Packaging - 0.6%
Ball Corp.		519,676	38,263,744

Metals & Mining - 0.2%
ArcelorMittal SA, Registered Shares		1,205,822	13,227,867	*

TOTAL MATERIALS			432,852,791

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.		486,783	127,240,208

UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Inc.		69,382	19,475,527

Multi-Utilities - 0.4%
Sempra Energy		202,613	25,217,214

TOTAL UTILITIES			44,692,741

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,415,307,514)			6,375,058,392

	RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.039%	58,713,201	58,713,201
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.075%	14,678,300	14,678,300	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $73,391,501)			73,391,501

TOTAL INVESTMENTS - 99.7% (Cost - $2,488,699,015)			6,448,449,893
Other Assets in Excess of Liabilities - 0.3%			17,581,300

TOTAL NET ASSETS - 100.0%			$6,466,031,193

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2020, the total market value of investments in Affiliated Companies was $14,678,300 and the cost was $14,678,300 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,375,058,392	—	—	$6,375,058,392
Short-Term Investments†	73,391,501	—	—	73,391,501

Total Investments	$6,448,449,893	—	—	$6,448,449,893

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended July 31, 2020. The following transactions were effected in shares of such company for the period ended July 31, 2020.

	Affiliate Value at October 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$118,383,074	118,383,074	$103,704,774	103,704,774	—	$54,904	—	$14,678,300

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